United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 4/30/05


                 Date of Reporting Period: Quarter ended 1/31/05







Item 1.     Schedule of Investments






Automated Government Cash Reserves
Portfolio of Investments
January 31, 2005 (unaudited)



   Principal
   Amount                                                                                 Value
                                U.S. Government Agencies--99.3%
$  14,000,000            1      Federal Farm Credit System Discount Notes,
                                1.860% - 2.770%, 2/14/2005 - 7/11/2005             $      13,895,442
   121,900,000           2      Federal Farm Credit System Floating Rate
                                Notes, 2.280% - 2.500%, 2/1/2005 - 4/6/2005               121,881,452
   7,000,000                    Federal Farm Credit System Notes, 1.700% -
                                4.375%, 3/24/2005 - 4/15/2005                             7,014,478
   205,453,000           1      Federal Home Loan Bank System Discount
                                Notes, 1.865% - 2.585%, 2/2/2005 - 6/17/2005              205,190,576
   63,000,000            2      Federal Home Loan Bank System Floating Rate
                                Notes, 2.170% - 2.590%, 2/16/2005 - 4/19/2005             62,986,541
   27,750,000                   Federal Home Loan Bank System Notes, 1.425%
                                - 4.000%, 2/15/2005 - 7/21/2005                           27,715,394
                                TOTAL INVESTMENTS-99.3%
                                (AT AMORTIZED COST) 3                                     438,683,883
                                OTHER ASSETS AND LIABILITIES-NET-0.7%                     3,019,541
                                TOTAL NET ASSETS-100%                              $      441,703,424

1      Discount rate at time of purchase.
2      Floating rate note with current rate and next reset date shown.
3      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.







Automated Treasury Cash Reserves
Portfolio of Investments
January 31, 2005 (unaudited)


   Principal
   Amount                                                                          Value
                         U.S. Treasury OBLIGATIONS--99.3%
                         U.S. Treasury Bills--74.1%1
$  45,000,000            1.790% - 2.045%, 2/10/2005                         $      44,978,402
   8,000,000             2.115%, 2/24/2005                                         7,989,190
   12,000,000            2.135% - 2.150%, 3/3/2005                                 11,978,612
   22,000,000            2.160% - 2.285%, 3/31/2005                                21,921,764
   12,000,000            2.205%, 3/24/2005                                         11,962,515
   5,000,000             2.410%, 5/5/2005                                          4,968,871
   5,000,000             2.485%, 5/12/2005                                         4,965,486
                         Total                                                     108,764,840
                         U.S. Treasury Notes--25.2%
   24,000,000            1.625%, 3/31/2005                                         23,975,001
   3,000,000             1.625%, 4/30/2005                                         2,993,832
   10,000,000            6.750%, 5/15/2005                                         10,118,586
                         Total                                                     37,087,419
                         TOTAL INVESTMENTS-99.3%
                         (AT AMORTIZED COST) 2                                     145,852,259
                         OTHER ASSETS AND LIABILITIES-NET-0.7%                     1,013,027
                         TOTAL NET ASSETS-100%                              $      146,865,286

1      Discount rate at time of purchase.
2      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.






U.S. Treasury Cash Reserves
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                        Value
                       U.S. Treasury--100.0%
                       u.s. TREASURY BILLS--81.1%1
$  697,000,000         1.790% - 2.045%, 2/10/2005                         $      696,661,143
   144,000,000         2.115%, 2/24/2005                                         143,805,420
   258,000,000         2.120% - 2.150%, 3/3/2005                                 257,540,013
   447,000,000         2.160% - 2.285%, 3/31/2005                                445,413,998
   173,000,000         2.205%, 3/24/2005                                         172,459,591
   95,000,000          2.410%, 5/5/2005                                          94,408,546
   100,000,000         2.485%, 5/12/2005                                         99,309,722
                       Total                                                     1,909,598,433
                       u.s. TREASURY NOTES--18.9%
   226,000,000         1.625%, 3/31/2005                                         225,767,326
   27,000,000          1.625%, 4/30/2005                                         26,944,486
   190,000,000         6.500% - 6.750%, 5/15/2005                                192,172,073
                       Total                                                     444,883,885
                       Total Investments--100%
                        (at amortized cost)2                              $      2,354,482,318
                       other assets and liabilities - net--0.0%                  350,670
                       total net assets--100%                             $      2,354,832,988

1      Discount rate at time of purchase.
2      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        March 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        March 23, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 23, 2005